Product Warranty Liability (Details) - Schedule of Changes in Warrant Liability - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Changes in Warrant Liability [Abstract]
Balance at beginning			$ 2,478	$ 2,998	$ 3,166
Reversal of warranty accrual	$ (72)	$ (45)		(456)	(65)
Utilization	$ (21)	$ (25)	$ (62)	(64)	(103)
Balance at end				$ 2,478	$ 2,998